Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Exchange Rates

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2018	31 December 2017	31 December 2016	31 December 2018	31 December 2017	31 December 2016
Argentinean peso	37.807879	18.774210	15.850116	—	16.580667	14.762591
Australian dollar	1.416593	1.279580	1.384689	1.334300	1.308997	1.3440978
Brazilian real	3.874806	3.308005	3.259106	3.634827	3.201667	3.474928
Canadian dollar	1.362882	1.253982	1.345983	1.293896	1.303248	1.318844
Colombian peso	3 246.70	2 988.60	3 002.14	2 967.36	2 965.94	2 986.89
Chinese yuan	6.877787	6.507500	6.944520	6.581607	6.785290	6.607635
Euro	0.873362	0.833819	0.948677	0.845697	0.886817	0.902821
Mexican peso	19.682728	19.735828	20.663842	19.195084	18.811612	18.464107
Pound sterling	0.781249	0.739790	0.812238	0.750773	0.773029	0.737400
Peruvian nuevo sol	3.369998	3.244558	3.352820	3.284477	3.267432	3.394121
South Korean won	1 115.40	1 067.63	1 203.90	1 095.46	1 134.04	1 154.50
South African rand	14.374909	12.345193	13.714953	13.105486	13.338803	14.0166901
Turkish lira	5.291532	3.790879	3.516940	4.560685	3.615028	3.50148

Summary of Estimated Useful Live of Assets Expected Utility

The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 5 years